Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (4,876)	$ (3,957)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	23	1
Reduction in the carrying amount of operating lease right of use asset	20	23
Share-based payments	251	193
Changes in fair value of short-term investment	3	10
Financial expenses , net	48	144
Change in prepaid expenses, and other current assets	(73)	(114)
Decrease in operating lease liability	(14)	(16)
Increase in trade payables	534	458
Decrease in deferred revenues	(198)	(264)
Decrease in other accounts payable	(470)	(514)
Net cash used in operating activities	(4,752)	(4,036)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1)	(4)
Maturity in short term deposits, net	3,000	4,500
Net cash provided by investing activities	2,999	4,496
Cash flows from financing activities:
Proceeds from issuance of ordinary shares due to ATM, net of issuance costs	825
Proceeds from Issuance of ordinary shares and warrants, net of issuance costs	2,548
Net cash provided by financing activities	3,373
Exchange differences on balances of cash and cash equivalents	9	(19)
Increase in cash and cash equivalents	1,629	441
Cash and cash equivalents at the beginning of the period	4,825	4,278
Cash and cash equivalents at the end of the period	$ 6,454	$ 4,719